Business Combinations - Summary of reconciliation of purchase price consideration (Details) - Beijing OrionStar [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
	Nov. 30, 2023	Dec. 31, 2024
Business Acquisition [Line Items]
Cash consideration	¥ 268,724	¥ 268,724
Fair value of previously held equity interests		316,672
Settlement of convertible loan provided to Beijing Orionstar		118,091
Settlement of amounts due from Beijing Orionstar Group		69,648
Total		¥ 773,135